Summary of Business and Financial Statement Presentation including Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) lease	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)
Mortgage Loans Held-for-Sale
Maximum past due period of principal or interest based on LHFS are placed on nonaccrual status					90 days
Recent Accounting Pronouncements
Restricted cash	$ 5,196		$ 5,196		$ 5,657	$ 5,602
Business promotion	1,319	$ 1,770	$ 3,620	$ 2,963	$ 7,395	3,859
Number of operating leases | lease			3		3
Number of financing leases | lease					1
Accumulated other comprehensive earnings, net of tax	$ 29,812		$ 29,812		$ 22,044	$ 24,766